American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2024

VP Value - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 1.9%
L3Harris Technologies, Inc.	25,850	5,508,635
RTX Corp.	121,240	11,824,537
		17,333,172
Air Freight and Logistics — 1.3%
United Parcel Service, Inc., Class B	82,070	12,198,064
Automobile Components — 1.4%
Aptiv PLC(1)	75,160	5,986,494
BorgWarner, Inc.	197,619	6,865,284
		12,851,778
Automobiles — 0.9%
General Motors Co.	175,564	7,961,827
Banks — 10.3%
Bank of America Corp.	623,820	23,655,254
JPMorgan Chase & Co.	134,239	26,888,072
PNC Financial Services Group, Inc.	45,150	7,296,240
Truist Financial Corp.	274,620	10,704,688
U.S. Bancorp	464,988	20,784,964
Wells Fargo & Co.	103,942	6,024,478
		95,353,696
Beverages — 2.1%
Anheuser-Busch InBev SA	53,825	3,276,542
Heineken Holding NV	40,220	3,245,913
Heineken NV	62,660	6,040,899
Pernod Ricard SA	44,500	7,203,839
		19,767,193
Building Products — 0.5%
Cie de Saint-Gobain SA	60,730	4,713,480
Capital Markets — 5.4%
Bank of New York Mellon Corp.	277,760	16,004,531
BlackRock, Inc.	6,440	5,369,028
Charles Schwab Corp.	109,230	7,901,698
Invesco Ltd.	469,666	7,791,759
Northern Trust Corp.	89,687	7,974,968
State Street Corp.	68,400	5,288,688
		50,330,672
Chemicals — 0.5%
Akzo Nobel NV	61,690	4,609,320
Communications Equipment — 3.4%
Cisco Systems, Inc.	442,423	22,081,332
F5, Inc.(1)	49,256	9,338,445
		31,419,777
Consumer Staples Distribution & Retail — 2.5%
Dollar Tree, Inc.(1)	74,980	9,983,587
Koninklijke Ahold Delhaize NV	430,230	12,873,247
		22,856,834
Containers and Packaging — 0.7%
Packaging Corp. of America	35,540	6,744,781
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	751,378	13,224,253

Verizon Communications, Inc.	476,811	20,006,989
		33,231,242
Electric Utilities — 3.2%
Duke Energy Corp.	96,690	9,350,890
Edison International	132,330	9,359,701
Evergy, Inc.	110,650	5,906,497
Eversource Energy	81,010	4,841,968
		29,459,056
Electrical Equipment — 1.4%
Emerson Electric Co.	68,949	7,820,196
Signify NV	156,360	4,813,460
		12,633,656
Energy Equipment and Services — 1.9%
Baker Hughes Co.	290,796	9,741,666
Schlumberger NV	135,889	7,448,076
		17,189,742
Entertainment — 1.3%
Walt Disney Co.	101,560	12,426,882
Financial Services — 4.0%
Berkshire Hathaway, Inc., Class A(1)	50	31,722,000
Berkshire Hathaway, Inc., Class B(1)	12,614	5,304,439
		37,026,439
Food Products — 3.3%
Conagra Brands, Inc.	446,630	13,238,113
Danone SA	72,420	4,681,578
JDE Peet's NV	160,847	3,378,591
Mondelez International, Inc., Class A	128,356	8,984,920
		30,283,202
Gas Utilities — 1.0%
Atmos Energy Corp.	36,604	4,351,117
ONE Gas, Inc.	74,930	4,835,233
		9,186,350
Ground Transportation — 0.7%
Heartland Express, Inc.	540,111	6,448,925
Health Care Equipment and Supplies — 5.4%
GE HealthCare Technologies, Inc.	42,062	3,823,857
Medtronic PLC	332,607	28,986,700
Zimmer Biomet Holdings, Inc.	130,603	17,236,984
		50,047,541
Health Care Providers and Services — 3.9%
CVS Health Corp.	158,280	12,624,413
Henry Schein, Inc.(1)	92,870	7,013,542
Laboratory Corp. of America Holdings	38,780	8,471,879
Universal Health Services, Inc., Class B	43,720	7,977,151
		36,086,985
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	326,260	6,117,375
Hotels, Restaurants and Leisure — 0.5%
Sodexo SA	54,280	4,653,057
Household Durables — 0.6%
Mohawk Industries, Inc.(1)	42,070	5,506,542
Household Products — 1.7%
Colgate-Palmolive Co.	62,370	5,616,419
Kimberly-Clark Corp.	78,050	10,095,767
		15,712,186

Industrial Conglomerates — 1.2%
General Electric Co.	31,128	5,463,898
Siemens AG	31,360	5,987,843
		11,451,741
Insurance — 2.2%
Allstate Corp.	55,640	9,626,276
Reinsurance Group of America, Inc.	29,671	5,722,943
Willis Towers Watson PLC	16,940	4,658,500
		20,007,719
Leisure Products — 0.4%
Mattel, Inc.(1)	199,573	3,953,541
Machinery — 1.4%
Dover Corp.	7,800	1,382,082
IMI PLC	293,296	6,719,052
Oshkosh Corp.	42,290	5,273,986
		13,375,120
Media — 0.6%
Interpublic Group of Cos., Inc.	161,120	5,257,346
Metals and Mining — 0.6%
BHP Group Ltd.	193,600	5,597,740
Multi-Utilities — 1.0%
WEC Energy Group, Inc.	113,970	9,359,216
Oil, Gas and Consumable Fuels — 7.5%
Chevron Corp.	89,647	14,140,918
ConocoPhillips	57,364	7,301,290
Exxon Mobil Corp.	197,180	22,920,203
Occidental Petroleum Corp.	96,290	6,257,887
Shell PLC	277,740	9,215,266
TotalEnergies SE	132,919	9,143,416
		68,978,980
Paper and Forest Products — 0.5%
Mondi PLC	288,122	5,074,779
Passenger Airlines — 0.9%
Southwest Airlines Co.	271,727	7,931,711
Personal Care Products — 2.3%
Kenvue, Inc.	360,821	7,743,219
Unilever PLC	279,530	14,037,230
		21,780,449
Pharmaceuticals — 8.5%
Bristol-Myers Squibb Co.	149,498	8,107,277
Johnson & Johnson	177,342	28,053,731
Merck & Co., Inc.	72,672	9,589,070
Pfizer, Inc.	573,759	15,921,812
Roche Holding AG	37,380	9,543,819
Sanofi SA	81,620	7,940,355
		79,156,064
Residential REITs — 0.5%
Equity Residential	69,330	4,375,416
Retail REITs — 1.7%
Agree Realty Corp.	101,030	5,770,834
Realty Income Corp.	82,550	4,465,955
Regency Centers Corp.	95,620	5,790,747
		16,027,536
Semiconductors and Semiconductor Equipment — 2.6%
Intel Corp.	281,265	12,423,475

QUALCOMM, Inc.	51,980	8,800,214
Teradyne, Inc.	23,390	2,639,094
		23,862,783
Software — 0.6%
Oracle Corp. (New York)	41,813	5,252,131
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	128,257	3,875,927
Trading Companies and Distributors — 0.7%
MSC Industrial Direct Co., Inc., Class A	65,602	6,366,018
TOTAL COMMON STOCKS (Cost $676,362,744)		903,833,991
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,281	39,281
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $618,762), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $606,842)		606,486
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 3/31/27, valued at $11,282,247), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $11,067,514)		11,061,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.875% - 4.875%, 5/31/24 - 7/31/26, valued at $2,500,416), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $2,452,443)		2,451,000
		14,118,486
TOTAL SHORT-TERM INVESTMENTS (Cost $14,157,767)		14,157,767
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $690,520,511)		917,991,758
OTHER ASSETS AND LIABILITIES — 0.8%		7,204,262
TOTAL NET ASSETS — 100.0%		$925,196,020

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,196,129	AUD	6,410,580	Bank of America N.A.	6/28/24	$8,641
USD	7,104,913	CHF	6,309,276	UBS AG	6/28/24	41,949
USD	24,026,745	EUR	22,095,631	Bank of America N.A.	6/28/24	105,352
USD	24,020,509	EUR	22,095,631	JPMorgan Chase Bank N.A.	6/28/24	99,117
USD	24,033,363	EUR	22,095,631	Morgan Stanley	6/28/24	111,970
GBP	341,997	USD	431,980	Morgan Stanley	6/28/24	(134)
USD	16,408,294	GBP	12,966,627	Morgan Stanley	6/28/24	35,121
						$402,016

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	—	$19,767,193	—
Building Products	—	4,713,480	—
Chemicals	—	4,609,320	—
Consumer Staples Distribution & Retail	$9,983,587	12,873,247	—
Electrical Equipment	7,820,196	4,813,460	—
Food Products	22,223,033	8,060,169	—
Hotels, Restaurants and Leisure	—	4,653,057	—
Industrial Conglomerates	5,463,898	5,987,843	—
Machinery	6,656,068	6,719,052	—
Metals and Mining	—	5,597,740	—
Oil, Gas and Consumable Fuels	50,620,298	18,358,682	—
Paper and Forest Products	—	5,074,779	—
Personal Care Products	7,743,219	14,037,230	—
Pharmaceuticals	61,671,890	17,484,174	—
Other Industries	598,902,376	—	—
Short-Term Investments	39,281	14,118,486	—
	$771,123,846	$146,867,912	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$402,150	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$134	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.